Bank Loan - current portion (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Long-term debt, Current portion		$ 59,687,000
Long-term debt, Long- term portion		0
Long-term Debt, Total	17,598	59,687,000
Credit Suisse [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion		36,450,000
Long-term debt, Long- term portion		0
Long-term Debt, Total		36,450,000
NBG [Member]
Short-term Debt [Line Items]
Long-term debt, Current portion		23,237,000
Long-term debt, Long- term portion		0
Long-term Debt, Total		$ 23,237,000